Note Borrowings (Notes payable) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	1.66%
Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	1.43%
Advances due 2017 To 2029 with fixed Rates 0.84% to 4.19% (2016- 0.81% to 4.19%)
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2018
Advances with the FHLB, latest maturity	2029
Advances due 2017 To 2029 with fixed Rates 0.84% to 4.19% (2016- 0.81% to 4.19%) | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	4.19%	4.19%
Advances due 2017 To 2029 with fixed Rates 0.84% to 4.19% (2016- 0.81% to 4.19%) | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.84%	0.81%
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 (2016 - 0.22% to 0.34%)
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2018
Advances with the FHLB, latest maturity	2019
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 (2016 - 0.22% to 0.34%) | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.34%	0.34%
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 (2016 - 0.22% to 0.34%) | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.22%	0.22%
Floating Rate from 0.09% to 0.24% over the 3 month LIBOR with maturities ranging from 2018 to 2019 (2016 - (0.01)% to 0.24%)
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2018
Advances with the FHLB, latest maturity	2019
Floating Rate from 0.09% to 0.24% over the 3 month LIBOR with maturities ranging from 2018 to 2019 (2016 - (0.01)% to 0.24%) | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.24%	0.24%
Floating Rate from 0.09% to 0.24% over the 3 month LIBOR with maturities ranging from 2018 to 2019 (2016 - (0.01)% to 0.24%) | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.09%	0.01%
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually, net of debt issuance costs of $3,127 for 2017 and $5,212 for 2016
Debt Instrument [Line Items]
Interest Rate Percentage	7.00%
Senior Debt Maturity Year	2019
Debt issuance costs line of credit arrangements net	$ 3,127	$ 5,212
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $449 for 2017 and $476 for 2016
Debt Instrument [Line Items]
Notes Payable Maturity Year Range Start	2027
Notes Payable Maturity Year Range End	2034
Debt issuance costs line of credit arrangements net	$ 449	$ 476
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $449 for 2017 and $476 for 2016 | Maximum
Debt Instrument [Line Items]
Interest Rate Percentage	8.327%
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $449 for 2017 and $476 for 2016 | Minimum
Debt Instrument [Line Items]
Interest Rate Percentage	6.125%